Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Amortized cost of fixed maturity securities available-for-sale	$ 57,289	$ 59,852
Fixed maturity securities relating to variable interest entities	59,899	62,121
Cost of equity securities available-for-sale	280	432
Equity securities available-for-sale, at estimated fair value (cost: $280 and $432, respectively, includes $0 and $48, respectively, relating to variable interest entities)	300	457
Mortgage loans valuation allowances	40	36
Mortgage Loans on Real Estate	9,290	7,404
Real estate held-for-sale	0	5
Short-term investments, principally at estimated fair value (includes $344 and $35, respectively, relating to variable interest entities)	1,272	1,796
Other Investments	5,029	6,129
Cash and Cash Equivalents, at Carrying Value	5,057	1,507
Accrued investment income relating to variable interest entities	668	585
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	1,904	1,936
Other liabilities relating to variable interest entities	$ 5,445	$ 3,925
Stockholder’s Equity
Common stock, par value	$ 25,000	$ 25,000
Common stock, shares authorized	4,000	4,000
Common stock, shares issued	3,000	3,000
Common stock, shares outstanding	3,000	3,000
Variable interest entities
Assets
Fixed maturity securities relating to variable interest entities	$ 0	$ 3,194
Equity securities available-for-sale, at estimated fair value (cost: $280 and $432, respectively, includes $0 and $48, respectively, relating to variable interest entities)	0	48
Mortgage Loans on Real Estate	136	172
Short-term investments, principally at estimated fair value (includes $344 and $35, respectively, relating to variable interest entities)	344	35
Other Investments	0	50
Cash and Cash Equivalents, at Carrying Value	3,078	47
Accrued investment income relating to variable interest entities	1	1
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	23	48
Other liabilities relating to variable interest entities	$ 1	$ 1